World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2010

Dates Covered
Collections Period	05/01/10 - 05/31/10
Interest Accrual Period	05/17/10 - 06/14/10
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/10

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/10	828,000,373.04	58,992
Yield Supplement Overcollaterization Amount at 04/30/10	48,534,214.82	0

Receivables Balance at 04/30/10	876,534,587.86	58,992
Principal Payments	27,130,746.62	1,533
Defaulted Receivables	632,624.04	33
Repurchased Accounts		0
Yield Supplement Overcollaterization Amount at 05/31/10	46,529,104.14	0

Pool Balance at 05/31/10	802,242,113.06	57,426

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	4,543,705.89	468
Past Due 61-90 days	585,503.47	59
Past Due 91 + days	355,446.96	21

Total	5,484,656.32	548

Total 31+ Delinquent as % Ending Pool Balance	0.68%

Recoveries	324,514.75

Aggregate Net Losses—May 2010	308,109.29

Overcollateralization Target Amount	48,134,526.78
Actual Overcollateralization	40,029,652.47

Weighted Average APR	4.72%
Weighted Average APR, Yield Adjusted	7.61%
Weighted Average Remaining Term	51.56

Flow of Funds	$ Amount
Collections	30,690,322.03
Advances	7,580.82
Investment Earnings on Cash Accounts	5,125.10
Servicing Fee	(730,445.49)

Available Funds	29,972,582.46

Distributions of Available Funds
(1) Class A Interest	771,989.11
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	29,119,258.55
(7) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	29,972,582.46

Servicing Fee	730,445.49
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 05/17/10	791,331,719.14
Principal Paid	29,119,258.55
Note Balance @ 06/15/10	762,212,460.59

Class A-1
Note Balance @ 05/17/10	123,329,719.14
Principal Paid	29,119,258.55
Note Balance @ 06/15/10	94,210,460.59
Note Factor @ 06/15/10	37.8355263%

Class A-2
Note Balance @ 05/17/10	197,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/10	197,000,000.00
Note Factor @ 06/15/10	100.0000000%

Class A-3
Note Balance @ 05/17/10	241,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/10	241,000,000.00
Note Factor @ 06/15/10	100.0000000%

Class A-4
Note Balance @ 05/17/10	198,106,000.00
Principal Paid	0.00
Note Balance @ 06/15/10	198,106,000.00
Note Factor @ 06/15/10	100.0000000%

Class B
Note Balance @ 05/17/10	31,896,000.00
Principal Paid	0.00
Note Balance @ 06/15/10	31,896,000.00
Note Factor @ 06/15/10	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	853,323.91
Total Principal Paid	29,119,258.55

Total Paid	29,972,582.46

Class A-1
Coupon	0.23262%
Interest Paid	23,110.55
Principal Paid	29,119,258.55

Total Paid to A-1 Holders	29,142,369.10

Class A-2
Coupon	0.70000%
Interest Paid	114,916.67
Principal Paid	0.00

Total Paid to A-2 Holders	114,916.67

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3 Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9305584
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.7548474

Total Distribution Amount	32.6854058

A-1 Interest Distribution Amount	0.0928135
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	116.9448135

Total A-1 Distribution Amount	117.0376270

A-2 Interest Distribution Amount	0.5833334
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5833334

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 04/30/10	43,078.80
Balance as of 05/31/10	50,659.62
Change	7,580.82

Reserve Account
Balance as of 05/17/10	2,345,271.93
Investment Earnings	339.24
Investment Earnings Paid	(339.24)
Deposit/(Withdrawal)	0.00
Balance as of 06/15/10	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93